Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
Savings Plans
The Company sponsors a defined contribution plan (the "401(k) Plan") for eligible U.S. employees. The provisions of the 401(k) Plan allow eligible employees to contribute a percentage of their compensation, not to exceed the limits established by federal income tax law and employees are immediately vested in their voluntary contributions. The Company’s contributions to the 401(k) Plan are based on matching a portion of the employee contributions and employees become vested in the Company contributions once they attain one year of credited service.
The Company also maintains defined contribution plans for eligible employees at certain of its foreign subsidiaries. Employees are immediately vested in both their voluntary and company matching contributions.
The Company recorded expense of $3.6 million, $3.3 million and $3.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Pension Plans
The Company sponsors three noncontributory defined benefit pension plans for certain non-U.S. employees and retirees. One plan covers certain employees in the United Kingdom and the other two plans cover certain employees in Germany. Contributions to these plans are expected to approximate benefit payments.
Components of net periodic pension cost included in the accompanying Consolidated Statements of Operations were as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Service costs	$0.4	$0.4	$0.4
Interest cost	0.7	0.7	0.8
Expected return on plan assets	(0.3)	(0.2)	(0.3)
Amortization of unrecognized losses	0.5	0.6	0.2
Pension expense	$1.3	$1.5	$1.1

The measurement date for all of the Company’s defined benefit pension plans is December 31. The funded status of the plans is as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Change in benefit obligation:
Projected benefit obligation at beginning of year	$38.6	$34.4	$31.6
Service cost	0.4	0.4	0.4
Interest cost	0.7	0.7	0.8
Benefits paid	(1.2)	(1.0)	(0.8)
Actuarial (gain) loss	(2.0)	(0.4)	5.3
Effect of pension plan curtailment	(0.4)	—	—
Foreign currency translation adjustments	(1.6)	4.5	(2.9)
Projected benefit obligation at end of year	$34.5	$38.6	$34.4
Change in plans assets:
Fair value of plan assets at beginning of year	$6.9	$5.9	$5.7
Employer contributions	0.1	0.2	0.5
Actual return on plan assets	(0.2)	0.5	1.0
Benefits paid	(0.4)	(0.3)	(0.1)
Foreign currency translation adjustments	(0.3)	0.6	(1.2)
Fair value of plan assets at end of year	$6.1	$6.9	$5.9
Underfunded status	$28.4	$31.7	$28.5

Amounts recognized in the Consolidated Balance Sheets consisted of:

	December 31,
	2018	2017
	(in millions)
Current accrued pension liabilities	$0.8	$0.8
Noncurrent accrued pension liabilities	27.6	30.9
Accumulated other comprehensive loss	(5.2)	(7.2)

The actuarial loss included in accumulated other comprehensive loss that is expected to be recognized in net periodic pension cost during the fiscal year ended December 31, 2019 is $0.3 million. The accumulated benefit obligation for the defined benefit plans was $34.2 million and $37.7 million at December 31, 2018 and 2017, respectively.
Estimated future benefit payments from the defined benefit plans, including the effects of future service, are as follows (in millions):

2019	$1.0
2020	1.1
2021	1.1
2022	1.2
2023	1.2
2024 – 2028	7.1

The following table presents the weighted-average actuarial assumptions used to determine pension cost for the Company’s defined benefit plans:

	Year Ended December 31,
	2018	2017	2016
Discount rate	1.87%	1.80%	2.71%
Expected long-term rate of return on plan assets	3.68%	3.69%	4.72%
Rate of expected increase in future compensation levels	3.56%	3.49%	3.45%
The following table presents the weighted-average actuarial assumptions used to determine the projected benefit obligation for the Company’s defined benefit plans:

	December 31,
	2018	2017
Discount rate	1.94%	1.75%
Rate of expected increase in future compensation levels	3.50%	3.43%

Plan assets are held in the United Kingdom plan and in one of the plans in Germany. Plan assets are primarily invested in common/collective trusts which are valued at the net asset value ("NAV") per share or unit multiplied by the number of shares or units held as of the measurement date. The NAV is based on the fair value of the underlying net assets owned by the fund and the NAV’s unit or per share price is quoted on a private market that may not be active. The investment objectives for the plan assets are to generate returns that will enable the plans to meet their future obligations. The Company’s expected long-term rate of return was determined based on the asset mix of the plan, projected returns, past performance and other factors.
The following table sets forth the plans assets at fair value as of December 31, 2018 and 2017:

	December 31,
	2018	2017
	(in millions)
Investments with fair values measured at net asset value:
Common/Collective trusts:
Equity	$2.9	$3.4
Corporate and government bonds	3.0	3.3
Cash equivalents and other	0.2	0.2
Total pension assets at fair value	$6.1	$6.9